AMG GW&K Trilogy Emerging Wealth Equity Fund
AMG GW&K Trilogy Emerging Wealth Equity Fund<br/>(formerly AMG Trilogy Emerging Wealth Equity Fund)
INVESTMENT OBJECTIVE
The AMG GW&K Trilogy Emerging Wealth Equity Fund's (the “Fund”) investment objective is to seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG GW&K Trilogy Emerging Wealth Equity Fund		Class N	Class I	Class Z
Management Fee		0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	0.60%	0.59%	0.45%
Total Annual Fund Operating Expenses		1.40%	1.14%	1.00%
[1]	“Other Expenses” have been restated to reflect current fees and include the amount expected to be paid by the Fund to AMG Funds LLC (the “Investment Manager”) during the current fiscal year pursuant to the Fund’s contractual expense limitation agreement, which provides for the recoupment of previously waived management fees and/or reimbursed expenses in certain circumstances when the Fund’s Total Annual Fund Operating Expenses fall below the level in effect when such amounts were waived and/or reimbursed (the “Recoupment”). During the prior fiscal year, the Fund paid 0.07% to the Investment Manager pursuant to the Recoupment.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG GW&K Trilogy Emerging Wealth Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	143	443	766	1,680
Class I	116	362	628	1,386
Class Z	102	318	552	1,225

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally seek to achieve its investment objective by investing in the equity securities of companies which may be located in either developed or emerging markets and which are exposed to, and derive revenue or profits from, emerging market countries. The Fund will typically invest in companies that are either traded on markets in emerging market countries that GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) considers to have the potential to grow earnings over the medium- to long-term from strong domestic demand, or are traded on markets in developed market countries that the Subadviser considers to have the potential to derive a high level of sales or revenues and profits from emerging markets. With respect to the Fund, GW&K considers emerging market countries to be any country represented in the MSCI Emerging Markets Index.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks). GW&K considers equity securities to include common and preferred stocks, initial public offering (“IPO”) investments, securities convertible into equities (such as warrants and convertible bonds), and securities with equity characteristics, including, but not limited to, equity linked notes and participation notes.

The Fund may allocate investments across all market capitalizations. To gain exposure to foreign issuers, the Fund may invest in participation notes, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts of non-U.S. listed companies. The Fund may also invest in other instruments, such as illiquid securities and derivative instruments, including but not limited to swaps, such as total return swaps, equity index futures, currency forwards, exchange-traded futures, and forward foreign currency contracts. The Fund may invest in derivative instruments to gain exposure to emerging markets.

The Subadviser uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal market conditions, the Subadviser seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
— Earnings growth should drive equity returns over the long term.
— Early-stage and traditional growth companies should provide the greatest opportunity.
— Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
— A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Counterparty Risk—the counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

IPO Risk—the prices of stocks purchased in initial public offerings (“IPOs”) can be very volatile and tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. The effect of IPOs on the Fund’s performance depends on a variety of factors.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Leverage Risk—borrowing and some derivative investments such as futures, forward commitment transactions and swaps may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions or in response to events that affect particular industries or companies.

Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Sector Risk— issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Investments in the information technology, consumer discretionary and financial sectors may comprise a significant portion of the Fund’s portfolio. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuations, asset flow fluctuation, and capital market fluctuations.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding Investor Class, Service Class and Institutional Class shares of the Fund were renamed Class N, Class I and Class Z shares, respectively. As of January 31, 2019, GW&K Investment Management, LLC became the subadviser to the Fund. Performance prior to that date reflects the performance of a previous subadviser. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/18 (Class Z)

Best Quarter: 11.94% (3rd Quarter 2016) Worst Quarter: -11.66% (4th Quarter 2018)
Average Annual Total Returns as of 12/31/18
Average Annual Total Returns - AMG GW&K Trilogy Emerging Wealth Equity Fund	1 Year	Since Inception [1]	Inception Date
Class N	(19.24%)	2.72%	Mar. 19, 2015
Class I	(18.99%)	2.98%	Mar. 19, 2015
Class Z	(18.99%)	3.06%	Mar. 19, 2015
Class Z | Return After Taxes on Distributions	(19.87%)	2.37%	Mar. 19, 2015
Class Z | Return After Taxes on Distributions and Sale of Fund Shares	(10.46%)	2.49%	Mar. 19, 2015
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	(14.58%)	2.47%	Mar. 19, 2015
[1]	Performance shown reflects performance since the inception date of the Fund on March 19, 2015.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class Z shares only, and after-tax returns for Class I and Class N shares will vary.